As filed with the Securities and Exchange Commission on September 12, 2014
Commission File Nos.  333-81266
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 34	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 362	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 15, 2014 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE:  This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus and statement of additional information.  Part C is also amended as reflected therein.  Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated September 15, 2014
To The Prospectuses Dated April 28, 2014 For

PERSPECTIVE FOCUS®; FIFTH THIRD PERSPECTIVE; PERSPECTIVESM
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT – I

PERSPECTIVE ADVISORSSM
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT III

PERSPECTIVE ADVANTAGESM
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT V

PERSPECTIVE FOCUS®
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

PERSPECTIVE ADVISORSSM
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT II

This supplement updates the above-referenced prospectuses.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com (or for contracts issued in New York, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-800-599-5651; www.jackson.com).

CHANGES TO THE INVESTMENT DIVISIONS.

1.    Changes to Fund Operating Expenses and Investment Objectives

►	Under the section titled "FEES AND EXPENSES TABLES", in the subsection titled "Total Annual Fund Operating Expenses", the information in the Fund Operating Expenses table for the following Funds is revised as follows:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital Communications Sector	0.32%	0.20%	0.16%G, J	0.00%	0.68%
JNL/Mellon Capital Consumer Brands Sector	0.29%	0.20%	0.16%G, J	0.00%	0.65%
JNL/Mellon Capital Financial Sector	0.29%	0.20%	0.16%G, J	0.00%	0.65%
JNL/Mellon Capital Healthcare Sector	0.29%	0.20%	0.16%G, J	0.00%	0.65%
JNL/Mellon Capital Oil & Gas Sector	0.28%	0.20%	0.16%G, J	0.00%	0.64%
JNL/Mellon Capital Technology Sector	0.29%	0.20%	0.16%G, J	0.00%	0.65%

J  "Other Expenses" have been restated to reflect current fees.

►	Under the section titled "INVESTMENT DIVISIONS", for JNL Variable Fund LLC, the brief statement of the corresponding investment objective for the following Funds is revised as follows:

JNL/Mellon Capital Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

JNL/Mellon Capital Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

2.    Closed Investment Division

►	Effective September 15, 2014, the Investment Division of the Separate Account investing in the JNL/Mellon Capital Communications Sector Fund ("the Division") stopped accepting any additional allocations or transfers.

Important Note: If you currently have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, and Rebalancing, and it includes an allocation to the Division, you can continue to include the Division under the program based on your existing election until you revise or terminate the automatic program. Any change to the existing automatic program is not permitted if you wish to continue to include an allocation to the Division under the program. The Division is not available for any new or revised allocation instructions under any automatic program.

If you have allocation instructions for future premium payments on file with us that include an allocation to the Division, you must choose a replacement Investment Division.  If you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus, and additional copies of the prospectuses for the Funds underlying the Investment Divisions by contacting our Annuity Service Center.  If you have not chosen a replacement Investment Division and make a subsequent premium payment, all such allocations to the Division prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Money Market Investment Division.  Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Money Market Investment Division to any other available investment option.

If you have the LifeGuard Select Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your allocation instructions for future premium payments, described in the preceding paragraph.  Therefore, when you change your allocation instructions for future premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new allocation instructions, the automatic transfers will continue to be based on your existing instructions.

Amounts invested in the Division as of September 12, 2014 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the Division on or after September 15, 2014 you will not be able to transfer back in.

For additional information, please see the Supplement dated September 15, 2014 to the JNL® Variable Fund LLC prospectus.

►	The following paragraph is inserted following the list of Funds located on the back of the first page of the prospectus:

As of September 15, 2014, the JNL/Mellon Capital Communications Sector Fund will be closed to investors, but available as an underlying Fund for a Fund of Funds.

3.    Fund Merger

►	Effective September 15, 2014, the JNL/Mellon Capital NYSE® International 25 Fund merged into the JNL/Mellon Capital International Index Fund.

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and/or Rebalancing automatic programs, that include an allocation to the JNL/Mellon Capital NYSE® International 25 Investment Division, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the JNL/Mellon Capital International Index Investment Division.

If you have Contract Value that was transferred from the JNL/Mellon Capital NYSE® International 25 Investment Division to the JNL/Mellon Capital International Index Investment Division as a result of the merger, you may transfer your Contract Value out of the JNL/Mellon Capital International Index Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following the effective date of the merger, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

If you want to change your allocation instructions or make a transfer as described above, and you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus or additional copies of prospectuses for the Funds underlying the Investment Divisions by contacting our Annuity Service Center.

For additional information, please see the Supplement dated September 15, 2014 to the JNL® Series Trust Prospectus.

►	The following paragraph is inserted following the list of Funds located on the back of the first page of the prospectus and under the appendix titled, "ACCUMULATION UNIT VALUES" immediately preceding the tables of values of Accumulation Units:

In addition, the JNL/Mellon Capital NYSE® International 25 Fund, which was previously offered under this Contract, merged into the JNL/Mellon Capital International Index Fund effective September 15, 2014.

►	All other references to the JNL/Mellon Capital NYSE® International 25 Fund, along with any corresponding Fund expense or investment objective information, are deleted from the following sections of the prospectus:

•	The list of Funds located on the back of the first page of the prospectus;
•	The fee table titled "Total Annual Fund Operating Expenses" under the section titled "FEES AND EXPENSES TABLES"; and
•	The brief statements of investment objectives under the section titled "INVESTMENT DIVISIONS".

4.    Trademark, Service Marks, and Related Disclosures

►	Appendix A, titled "Trademarks, Service Marks, and Related Disclosures", is revised as follows:

•
All references to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund are deleted from the fourth paragraph on page A-1 and moved to the capitalized disclosures relating to MSCI Inc. beginning on page A-5 and continuing to the end of Appendix A.

•	The third paragraph following the text box on page A-2 is revised as follows:

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P 4 Fund, and JNL/S&P Mid 3 Fund.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

•	All references to the Dow Jones U.S. Select Dividend Index and the JNL/Mellon Capital DowSM Dividend Fund are deleted.

•	All disclosures relating to the New York Stock Exchange, Inc. ("NYSE") and the NYSE Group, Inc. are deleted.

______________________________
(To be used with VC5526 04/14, FVC4224FT 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14 and NV3784)

CMV13580 09/14

Supplement dated September 15, 2014
To The Statements of Additional Information Dated April 28, 2014 For

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS IISM;
FIFTH THIRD PERSPECTIVE; PERSPECTIVESM; DEFINED STRATEGIESSM; PERSPECTIVE FOCUS®
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT – I

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS IISM;
PERSPECTIVE FOCUS®
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

This supplement updates the above-referenced Statements of Additional Information. Please read and keep it together with your copy of the Statement of Additional Information for future reference.

►	In the section titled "General Information and History", the subsection titled "Trademarks, Service Marks, and Related Disclosures" is revised as follows:

•
All references to the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund are deleted from the third paragraph and moved to the capitalized disclosures relating to MSCI Inc. beginning on page 8 and continuing on page 9.

•	The second paragraph following the capitalized disclosure on page 3 is deleted and replaced with the following:

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P 4 Fund, and JNL/S&P Mid 3 Fund.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

•	All references to the Dow Jones U.S. Select Dividend Index, Dow Jones Select Dividend Index, and the JNL/Mellon Capital DowSM Dividend Fund are deleted.

•	All disclosures relating to the New York Stock Exchange, Inc. ("NYSE") and the NYSE Group, Inc. are deleted.

►	In the section titled "Condensed Financial Information", under the subsection titled "Accumulation Unit Values", the following paragraph is inserted immediately preceding the tables of values of Accumulation Units:

In addition, the JNL/Mellon Capital NYSE® International 25 Fund, which was previously offered under this Contract, merged into the JNL/Mellon Capital International Index Fund effective September 15, 2014.

_____________________
(To be used with V5507 04/14, JMV8994 04/14, JMV7262 04/14, JMV7263 04/14, JMV9741 04/14, JMV9484 04/14, JMV9485 04/14, JMV8198 04/14, V5913 04/14, JMV7261 04/14, JMV8197 04/14, V5893 04/14, V3800 04/14, V5596 04/14, NV5639 04/14, NMV7264NY 04/14, NMV9481NY 04/14, NMV9482NY 04/14, NMV8200NY 04/14, NV5913 04/14, NMV8199NY 04/14, NV5893 04/14 and NV5661 04/14)

CMV13574 09/14

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2013
Statements of Operations for the period ended December 31, 2013
Statements of Changes in Net Assets for the periods ended December 31, 2013, and 2012
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2013, and 2012
Consolidated Income Statements for the years ended December 31, 2013, 2012, and 2011
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2013, 2012, and 2011
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012, and 2011
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit                Description
No.

1.	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.                Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 25, 2012 (Files Nos. 333-175720 and 811-08401).

d.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

e.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

f.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

4.

a.
Form of the Perspective Focus Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

f.	Form of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

g.	Form of Maximum Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

h.	Form of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

i.
Form of Waiver of Withdrawal Charges for Extended Care Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

j.	Form of Amended 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

k.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

l.	Form of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

m.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

n.	Form of Fixed Account Option Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

q.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

r.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

s.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

t.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

u.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

v.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

w.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

x.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

z.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

cc.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement,  incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

ff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

gg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21, filed on December 31, 2008 (File Nos. 333-81266 and 08401).

hh.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21, filed on December 31, 2008 (File Nos. 333-81266 and 08401).

ii.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed September 24, 2009 (File Nos. 333-81266 and 08401).

jj.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed September 24, 2009 (File Nos. 333-81266 and 08401).

kk.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

b.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 2003 (File Nos. 333-81266 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 4 filed on December 15, 2003 (File Nos. 333-37175 and 811-08401).

b.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 filed on October 6, 2008 (Files Nos. 333-70384 and 08401).

d.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 22 filed on April 2, 2009 (Files Nos. 333-70384 and 08401).

e.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on April 30, 2010 (Files Nos. 333-70384 and 08401).

f.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

g.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011,incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 filed on April 28, 2011 (File Nos. 333-81266 and 811-08401).

h.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 27 filed on August 26, 2011 (File Nos. 333-81266 and 811-08401).

i.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to Registrant's Post-Effective Amendment No. 29, filed on April 26, 2012 (File Nos. 333-81266 and 811-08401).

j.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

k.
Amendment No. 1 to the  Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

l.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant's Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

8.	Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.                Opinion and Consent of Counsel, attached hereto.

10.                Consent of Independent Registered Public Accounting Firm, attached hereto.

11.                Not Applicable.

12.                Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash	Senior Vice President, Chief Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeffry R. Borton	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Director
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President, Chief Compliance & Governance Officer,
1 Corporate Way	Assistant Secretary & Director
Lansing, MI 48951

John K. Haack	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President, Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Head of Retail
7601 Technology Way
Denver, CO 80237

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert G. May, III	Chief Administrative Officer &
275 Grove Street	Director
Building #2
4th floor
Auburndale, MA 02466

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Thomas J. Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
5913 Executive Drive
Lansing, MI 48911

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President & Chief Executive Officer
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York ("Depositor"), a stock life insurance company organized under the laws of the state of New York.  The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of July 31, 2014

Qualified – 53
Non-qualified – 67

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

(b)            Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Manager
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas P. Hyatte	Manager
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Jim Livingston	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Steven O'Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a.
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 12th day of September, 2014.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	September 12, 2014
Michael A. Wells, President and
Chief Executive Officer

*	September 12, 2014
P. Chad Myers, Executive Vice President,
and Chief Financial Officer

*	September 12, 2014
Herbert G. May, III, Chief Administrative Officer
and Director

/s/ THOMAS J. MEYER	September 12, 2014
Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Director

*	September 12, 2014
Laura L. Hanson, Vice President and
Director

*	September 12, 2014
John H. Brown, Vice President and Director

*	September 12, 2014
Michael A. Costello, Senior Vice President,
Controller, Treasurer and Director

*	September 12, 2014
Julia A. Goatley, Senior Vice President, Chief
Compliance and Governance Officer, Assistant
Secretary and Director

*	September 12, 2014
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

*	September 12, 2014
Gregory P. Cicotte, Director

*	September 12, 2014
Donald B. Henderson, Jr., Director

*	September 12, 2014
David L. Porteous, Director

*	September 12, 2014
Donald T. DeCarlo, Director

*	September 12, 2014
Gary H. Torgow, Director

*	September 12, 2014
John C. Colpean, Director

* By:    /s/ THOMAS J. MEYER
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the "Depositor"), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, 333-183047, and 333-192972), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 31st day of March, 2014.

/s/ MICHAEL A. WELLS
______________________________________________
Michael A. Wells, President and Chief Executive Officer

/s/ P. CHAD MYERS
______________________________________________
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ HERBERT G. MAY, III
______________________________________________
Herbert G. May, III, Chief Administrative Office and Director

/s/ THOMAS J. MEYER
______________________________________________
Thomas J. Meyer, Senior Vice President, General
Counsel, Secretary and Director

/s/ JOHN H. BROWN
______________________________________________
John H. Brown, Vice President and Director

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ JULIA A. GOATLEY
______________________________________________
Julia A. Goatley, Senior Vice President, Chief Compliance and Governance Officer, Assistant Secretary and Director

/s/ GREGORY P. CICOTTE
_____________________________________________
Gregory P. Cicotte, Director

/s/ LAURA L. HANSON
_____________________________________________
Laura L. Hanson, Vice President and Director

/s/ THOMAS P. HYATTE
_____________________________________________
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

/s/ DONALD B. HENDERSON, JR.
______________________________________________
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
______________________________________________
David L. Porteous, Director

/s/ DONALD T. DECARLO
______________________________________________
Donald T. DeCarlo, Director

/s/ GARY H. TORGOW
______________________________________________
Gary H. Torgow, Director

/s/ JOHN C. COLPEAN
______________________________________________
John C. Colpean, Director

EXHIBIT LIST

Exhibit No.                          Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.